Legal Proceedings and Claims (Quarter)	3 Months Ended
Mar. 31, 2012
Legal Matters and Contingencies [Text Block]
Note 10 –  Legal Proceedings and Claims

The Company is subject to legal proceedings and claims which arise in the ordinary course of its business and/or which are covered by insurance that management believes individually and in the aggregate will not have a material adverse effect on the consolidated financial position or operations of the Company.